FINANCIAL INCOME, NET (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
FINANCIAL INCOME, NET [Abstract]
Interest on cash equivalents	$ 90	$ 48	$ 82
Gain and interest on available-for-sale marketable securities	557	758	1,607
Interest on bank deposits	211	681	189
Interest on short-term credit and bank commissions	(254)	(272)	(274)
Loss on available-for-sale marketable securities	(3)		(42)
Foreign currency translation adjustments, net	(575)	(290)	(547)
Financial income, net	$ 26	$ 925	$ 1,015